As filed with the Securities and Exchange Commission on December 28, 2022

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 113	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 115

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☒	on February 28, 2023 pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____________ pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio (GHYMX)

Prospectus

February 28, 2023

Investment Advisor

Glenmede Investment Management LP

Sub-Investment Advisor

to the High Yield Municipal Portfolio

AllianceBernstein L.P.

The Securities and Exchange Commission has not approved or disapproved the Portfolio’s securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION

High Yield Municipal Portfolio

Investment Objective: A high level of current income exempt from regular Federal income tax.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Other Expenses (includes 0.15% shareholder servicing fees payable to Glenmede Trust)	[	]%

Total Annual Portfolio Operating Expenses[1]	[	]%

[1]	Total Annual Portfolio Operating Expenses have been restated to reflect current fees.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$[__]	$[__]	$[__]	$[____]

Portfolio Turnover: The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies: Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non-corporate taxpayers calculated separately from the regular federal income tax. It is designed to prevent non-corporate taxpayers from using certain deductions and credits (called tax-preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax-preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds”) by NRSROs designated by AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. Some of the securities in which the Portfolio will invest may have credit and liquidity support features, including guarantees and letters of credit. In seeking to achieve its objective, the Portfolio may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. The Portfolio does not have any portfolio maturity limitations and may invest its assets in instruments with short, medium and long maturities.

The Sub-Advisor seeks to purchase attractively priced securities that it considers to represent good, long-term investment opportunities. The Sub-Advisor analyzes various factors to help identify securities, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. A security may be sold when the Sub-Advisor believes that it no longer represents a relatively attractive investment opportunity. The Sub-Advisor may invest in derivative instruments, such as swaps, for hedging or risk management purposes, or as a part of the Portfolio’s investment strategy.

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Principal Investment Risks: All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Sub-Advisor uses may fail to produce the intended result. Each risk summarized below is considered a “principal risk” of investing in the Portfolio, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions and other factors. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value (“NAV”) of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk. The investments held by the Portfolio are considered speculative and an investment in the Portfolio presents substantial risks in relation to a fund that invests primarily in investment grade securities.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Recently, there have been signs of inflationary price movements and interest rates have been rising. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. A sharp rise in interest rates could cause the value of the Portfolio’s investments to decline.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Call Risk: The Portfolio is subject to call risk. Call risk is the risk that changes in interest rates may cause certain municipal securities to be paid off much sooner or later than expected, which could adversely affect a Portfolio’s value.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.

Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, interest rates, inflation rates or credit ratings, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to increased volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments. For example, the COVID-19 outbreak has resulted in serious economic disruptions globally. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are available, the duration of the COVID-19 outbreak and its full impact is currently unknown, and it may exacerbate other risks that apply to the Portfolio.

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Performance Information: The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. Performance reflects expense reimbursements and/or fee waivers made in 2016, 2019, 2020, 2021 and 2022. If such expense reimbursements or waivers were not in place, the Portfolio’s performance in 2016, 2019, 2020, 2021 and 2022 would be reduced.

The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

[2022 PERFORMANCE DATA TO BE INCLUDED IN SUBSEQUENT AMENDMENT]

High Yield Municipal Portfolio

During the periods shown in the bar chart, the highest quarterly return was [___]% (for the quarter ended [_____]) and the lowest quarterly return was [____]% (for the quarter ended [_______]).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns (for the periods ended December 31, 2022)

	Past 1 Year		Past 5 Years		Since Inception (December 22, 2015)
Return Before Taxes	[__	]%	[__	]%	[__	]%
Return After Taxes on Distributions	[__	]%	[__	]%	[__	]%
Return After Taxes on Distributions and Sale of Fund Shares	[__	]%	[__	]%	[__	]%
Blended Index (reflects no deduction for fees, expenses or taxes)[1]	[__	]%	[__	]%	N/A
Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	[__	]%	[__	]%	[__	]%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]	[__	]%	[__	]%	[__	]%
Morningstar High Yield Muni Average[3]	[__	]%	[__	]%	[__	]%

[1]

Effective as of September 29, 2022 the Portfolio’s benchmark changed from the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index to the Blended Index. The Blended Index is comprised of two benchmarks, weighted 75% Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index and 25% Bloomberg Municipal Index. The Advisor and Sub Advisor believe that, given the Portfolio’s investment strategy, the Blended Index provides a more appropriate basis for performance comparison with the Portfolio because it has characteristics more similar to the Portfolio’s investment style than the Bloomberg Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index alone. The Blended Index commenced operations on January 1, 2017 and does not have available returns for the since inception periods.

[2]	The Bloomberg Municipal Bond Index is a component of the Blended Index.
[3]

The Morningstar High Yield Muni Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Advisers: Glenmede Investment Management LP serves as investment advisor to the Portfolio and AllianceBernstein L.P. serves as sub-advisor to the Portfolio.

Portfolio Managers: Terrance T. Hults, Senior Vice President of the Sub-Advisor, Matthew J. Norton, Senior Vice President of the

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Sub-Advisor, and Andrew D. Potter, CFA, Vice President of the Sub-Advisor, have managed the Portfolio since May 2022.

Tax Information: The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from accretion of market discounts, occasional taxable investments and distributions of short and long-term capital gains, or may be subject to the Federal alternative minimum tax.

Purchase and Sale of Portfolio Shares: There are no minimum initial or subsequent investment requirements for the Portfolio. Glenmede Trust has informed the Glenmede Fund and the High Yield Municipal Portfolio (the “Portfolio” and collectively with the Glenmede Fund, the “Funds”) that it and its Affiliates’ minimum initial investment requirements for their clients’ investments in the Portfolio is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation: If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide if the Portfolio is appropriate for you, this section looks more closely at the Portfolio’s investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The investment objectives of the High Yield Municipal Portfolio may be changed by the Glenmede Fund Board without shareholder approval. Unless indicated otherwise, the investment strategies of the Portfolio may be changed by the particular Board without shareholder approval.

High Yield Municipal Portfolio

The Portfolio’s investment objective is to obtain a high level of current income exempt from regular Federal income tax. The Portfolio attempts to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in, or deriving at least 80% of its income from, investments that pay interest that is exempt from regular Federal income tax, but may be subject to Federal alternative minimum tax for non-corporate investors in the Portfolio. This is a fundamental investment policy and cannot be changed without the approval of the Portfolio’s shareholders.

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political or other conditions. Such investments may include, for example, cash, tax exempt money market funds and short-term instruments which meet the Portfolio’s credit criteria and higher quality fixed income securities. To the extent the Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on the Portfolio’s performance.

As further described in this Prospectus under the heading “Additional Information About Management of the Portfolio,” the Advisor has selected the Sub-Advisor to manage the Portfolio’s assets, as approved by the Glenmede Fund Board. The Advisor monitors the performance of the Sub-Advisor.

Investment Duration and Quality

The High Yield Municipal Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds.”) by NRSROs designated by the Sub-Advisor, medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the High Yield Municipal Portfolio, and the High Yield Municipal Portfolio may purchase securities that are in default.

Interest Rate Risks

Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. Although governmental financial regulators, including the Federal Reserve, maintained historically low interest rates since early 2020, interest rates have been rising and are expected to continue to increase in the near future. A rising interest rate environment may cause investors to move out of fixed income securities and markets on a large scale, which could adversely affect the price and liquidity of such securities and also result in increased redemptions from the Portfolio. Recently, there have been signs of inflationary price movements. As such, fixed income and related markets may experience heightened levels of interest rate volatility and liquidity risk. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting a Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Dollar weighted average maturity is a measure of how the Portfolio will react to interest rate changes. The stated maturity of a bond is the date the issuer must repay the bond’s entire principal value to an investor. A bond’s term to maturity is the number of years remaining to maturity. The Portfolio does not have a stated maturity, but does have a dollar-weighted average maturity. This is calculated by averaging the terms to maturity of bonds held by a Portfolio, with each maturity “weighted” according to the percentage of net assets it represents.

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High Yield Securities

The Portfolio will generally invest in high yield or non-investment grade fixed income and convertible securities. High yield or non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”) generally are rated BB or below by S&P, or Fitch, or Ba or below by Moody’s (or have received a comparable rating from another NRSRO), or, if unrated, are determined to be of comparable quality by the Advisor or the Sub-Advisor, as applicable.

Non-investment grade fixed income and convertible securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments, such as corporate reorganizations, restructurings, mergers, acquisitions or similar events, and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers also is greater because low-rated securities generally are unsecured and often are subordinated to the rights of other creditors of the issuers of such securities. Investment in such defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the purchaser of its initial investment and any anticipated income or appreciation will be uncertain. The purchaser also may incur additional expenses in seeking recovery on defaulted securities.

The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities generally is lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the purchaser’s ability to dispose of particular portfolio investments. A less developed secondary market also may make it more difficult for the purchaser to obtain precise valuations of such securities in its portfolio.

Investments in lower quality securities, whether rated or unrated, will be more dependent on the evaluation of the credit by the Sub-Advisor with respect to the Portfolio, than would be the case with investments in higher quality securities.

Credit Risks

The risk that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will default is known as “credit risk.” Although U.S. Government Securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Treasury, while obligations by others, such as Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity’s own resources. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

On September 7, 2008, Fannie Mae and Freddie Mac (collectively the “GSEs”) were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs’ assets and property and putting them in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. The long-term effect that this conservatorship will have on the securities issued or guaranteed by the GSEs is unclear. More information about the conservatorship is in Appendix A to the Statement of Additional Information (“SAI”).

Municipal obligations generally rank between U.S. Government Securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

Lower quality debt securities generally have higher rates of interest to compensate investors for the greater risk and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged in part, by the credit ratings of the debt securities in which the Portfolio invests. Although ratings published by rating agencies are widely accepted measures of credit risk, credit ratings are only the opinions of the rating agencies issuing the and are not guarantees as to credit quality or an evaluation of market risk. The Advisor or Sub-Advisor, as applicable, relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Municipal Securities

Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for Federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

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The two principal classifications of municipal securities are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the IRS.

The Portfolio may also invest in private activity municipal bonds that may subject non-corporate shareholders to Federal alternative minimum tax. Private activity bonds are a type of revenue bond that includes, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

The Portfolio may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Debt Obligations

Debt obligations of domestic and foreign companies may include a broad range of fixed and variable rate bonds, debentures and notes. The market value of securities held by the Portfolio is expected to vary according to factors such as changes in interest rates and changes in the average weighted maturity of the Portfolio.

Municipal Revenue Obligations

In many cases, the IRS has not ruled on whether the interest received on a municipal obligation is tax-exempt. The Portfolio and the Advisor rely on the opinion of bond counsel to issuers at the time of issuance and will not review the bases for them.

Repurchase Agreements

Under normal circumstances, the Portfolio may subject no more than 20% of its total assets to repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Sub-Advisor or Advisor, as applicable.

In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Selection of Investments

The Advisor and Sub-Advisor, as applicable, evaluate the rewards and risks presented by all securities purchased by the Portfolio they manage and how they may advance such Portfolio’s investment objective. It is possible, however, that these evaluations

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will prove to be inaccurate.

Other Types of Investments and Risks

In addition to the Portfolio’s principal investment strategies and risks, and the particular types of securities which the Portfolio may select for investment described above, the Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies and other risks is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the SAI.

Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may invest in shares of other registered investment companies, including closed-end funds and ETFs. If the Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in a closed-end fund or an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning a closed-end fund or an ETF generally reflect the risks of owning the underlying securities that such fund invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

The Securities and Exchange Commission (“SEC”) has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While the rule permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 of the 1940 Act went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022.

Securities Lending: In order to generate additional income, the Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Boards. The value of the securities loaned may not exceed one-third of the value of the total assets of the Portfolio (including the loan collateral). The Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.

Derivatives: The High Yield Municipal Portfolio may, but is not required to, use derivatives for hedging or risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Portfolio may use derivatives to hedge or adjust the risk profile of its investments, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets. Derivatives include listed and cleared transactions where a Portfolio’s derivative trade counterparty is an exchange or clearinghouse, and non-cleared, bilateral “over-the-counter” transactions that are privately negotiated and where a Portfolio’s derivative trade counterparty is a financial institution. Exchange-traded or cleared derivatives transactions tend to be subject to less counterparty credit risk than those that are bilateral and privately negotiated.

The use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that it is designed to track. Other risks include the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out an unfavorable position and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Portfolio’s investment (in some cases, the potential loss is unlimited).

Rule 18f-4 under the 1940 Act, which was adopted on October 28, 2020 and had a final compliance deadline of August 19, 2022, permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and

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dollar rolls) and non-standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Additionally, prior to the adoption and implementation of Rule 18f-4 under the 1940 Act, to the extent the Portfolio was required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivatives transactions, including swaps, the Portfolio could be required to sell portfolio instruments to meet these asset segregation requirements. There was a possibility that segregation involving a large percentage of the Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. Rule 18f-4 under the 1940 Act provides for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.

Swaps: The Portfolio may enter into swaps, including interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index) (collectively, “swaps”), for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the “notional” principal amount). Generally, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Most swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing and are required to be executed through a regulated swap execution facility. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Portfolios post initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member FCMs. Central clearing is intended to reduce counterparty credit risks and increase liquidity, but central clearing does not make swaps risk free. The SEC may adopt similar clearing and execution requirements in respect of certain security-based swaps under its jurisdiction. Privately negotiated swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party, nor are these required to be executed on a regulated swap execution facility. Payments received by the High Yield Municipal Portfolio from swap agreements will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders. The High Yield Municipal Portfolio’s investments in swap transactions may include the following:

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Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by the Portfolio with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments). Unless there is a counterparty default, the risk of loss to the High Yield Municipal Portfolio from interest rate swap transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the High Yield Municipal Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

An option on a swap agreement, also called a “swaption”, is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a

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predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. It may be more difficult for the High Yield Municipal Portfolio to trade or close out interest rate caps and floors in comparison to other types of swaps.

The value of interest rate transactions will fluctuate based on changes in interest rates.

Interest rate swap, swaption, cap or floor transactions may be used in an effort to preserve a return or spread on a particular investment or portion of the High Yield Municipal Portfolio’s portfolio or to protect against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps may also be used to leverage the Portfolio’s investments by creating positions that are functionally similar to purchasing a municipal or other fixed-income security but may only require payments to a swap counterparty under certain circumstances and allow the Portfolio to efficiently increase (or decrease) its duration and income.

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Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of the High Yield Municipal Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements may be expected to increase if inflation increases. The Portfolio will enter into inflation swaps on a net basis. The values of inflation swap agreements are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

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Credit Default Swap Agreements. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or restructuring. A Portfolio may be either the buyer or seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs. If a credit event occurs, a Portfolio, as seller, typically must pay the contingent payment to the buyer, which will be either (i) the “par value” (face amount) of the reference obligation in which case the Portfolio will receive the reference obligation in return or (ii) an amount equal to the difference between the face amount and the current market value of the reference obligation. As a buyer, if a credit event occurs, the Portfolio would be the receiver of such contingent payments, either delivering the reference obligation in exchange for the full notional (face) value of a reference obligation that may have little or no value, or receiving a payment equal to the difference between the face amount and the current market value of the obligation. The current market value of the reference obligation is typically determined via an auction process sponsored by the International Swaps and Derivatives Association, Inc. The periodic payments previously received by the Portfolio, coupled with the value of any reference obligation received, may be less than the full amount it pays to the buyer, resulting in a loss to the Portfolio. If the reference obligation is a defaulted security, physical delivery of the security will cause a Portfolio to hold a defaulted security. If a Portfolio is a buyer and no credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk and credit risk, and may be illiquid.

Additionally, prior to the adoption and implementation of Rule 18f-4 under the 1940 Act, to the extent the Portfolio was required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivatives transactions, including swaps, the Portfolio could be required to sell portfolio instruments to meet these asset segregation requirements. There was a possibility that segregation involving a large percentage of the Portfolio’s assets could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act providing for the regulation of the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements with respect to derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the

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aggregate amount of indebtedness associated with all tender option bonds or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all tender option bonds or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Rule 18f-4 could restrict a Portfolio’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Portfolio.

Cyber Security Risk: The Portfolio and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolio or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolio. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which the Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investment in such companies to lose value.

COVID-19 Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets and may adversely affect the Portfolio’s investments and operations. The outbreak was first detected in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, resulted in enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are available, the full impact of COVID-19 and any current or future variants is currently unknown, and it may exacerbate other risks that apply to the Portfolio, including political, social and economic risks. Any such impact could adversely affect the Portfolio’s performance and the performance of the securities in which the Portfolio invests. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

LIBOR Risk: Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. All non-U.S. dollar LIBOR reference rates ceased publication after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Portfolio. The effect of any changes to, or discontinuation of, LIBOR on the Portfolio will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Portfolio until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Large Shareholder Risk: From time to time, shareholders of a Portfolio (which may include institutional investors or financial intermediaries acting on behalf of their clients) may make relatively large redemptions or purchases of the Portfolio’s shares. These

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transactions may, among other things, cause the Portfolio to sell securities or invest additional cash, as the case may be, at disadvantageous prices. While the Funds maintain credit facilities with State Street Bank and Trust Company that can be used to help limit the disruption from redemptions, there could be adverse effects on the Portfolio’s performance to the extent that the Portfolio may be required to sell securities or invest cash at times it would not otherwise do so. Selling portfolio securities to meet a large redemption request also may increase transaction costs or have adverse tax consequences for Portfolio shareholders. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by the Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. In addition, the Advisor may post the Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report that includes such period or its report on Form N-PORT for the last month of the Funds’ first or third fiscal quarters. The Funds may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

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PRICE OF PORTFOLIO SHARES

The price of shares issued by the Portfolio is based on its NAV. The Portfolio’s NAV per share is determined as of the close of regular trading hours of the New York Stock Exchange (the “NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Boards have approved that the Portfolio may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Marketable fixed income securities generally are priced at market value and debt securities with maturities of 60 days or less at the time of purchase generally are valued at “amortized cost” which approximates market value. When market quotations are not readily available or when events occur that make established valuation methods unreliable, the Portfolio’s investments are valued at fair value as determined in good faith using methods determined by the Board. The Board has designated the Advisor to serve as the valuation designee (the “Valuation Designee”) with respect to the Portfolio’s securities for which valuations are not readily available. The Valuation Designee works with State Street Bank and Trust Company, the Funds’ custodian, with input from the Sub-Advisor with respect to the High Yield Municipal Portfolio, regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report by the Valuation Designee is submitted describing any security that has been fair valued and the basis for the fair value determination.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

The Portfolio may appoint one or more intermediaries as its agent to receive purchase and redemption orders of shares of the Portfolio and cause these orders to be transmitted, on an aggregated basis, to the Portfolio’s transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.

Purchase of Shares

Shares of the Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of its clients or the clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Funds’ transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in the Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

The Portfolio reserves the right, in its sole discretion, to reject any purchase order, when in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.

Your Institution may charge you for purchasing or selling shares of the Portfolio. There is no transaction charge for shares purchased directly from the Portfolio through Glenmede Trust.

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Shares may also be available on brokerage platforms of firms that have agreements with the Fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.

Purchases of the Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of the Portfolio. Subject to the Boards’ discretion, the Advisor will monitor the Portfolio’s total assets and may decide to close the Portfolio at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen the Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Funds, however, reserve the right to reopen a closed Portfolio to new investments from time to time at their discretion.

Redemption of Shares

You may redeem shares of the Portfolio at any time, without cost, at the NAV per share next determined after the Funds’ transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will typically be paid your redemption proceeds within one business day after the Funds’ transfer agent receives your redemption order in proper form; however, payment of redemption proceeds may take up to seven days. The Funds may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities. The Funds also maintain credit facilities that serve as additional sources of liquidity for meeting redemption requests. The Funds also have the right to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities (“in-kind redemptions”). In-kind Redemptions may be in the form of pro-rata slices of a Portfolio’s portfolio, individual securities or a representative basket of securities in conformity with applicable rules of the SEC and the Funds’ Policy and Procedures Related to the Processing of In-Kind Redemptions. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash, generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions and may incur other transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.

Frequent Purchases and Redemptions of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of the Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Funds do not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolio’s shares, the Funds have established the following procedures designed to discourage market timing of the Portfolio. Each Fund will enforce its policies and procedures to discourage market timing of the Portfolio’s shares equitably on all shareholders. There is no guarantee that the Funds will be able to identify individual shareholders who may be market timing the Portfolio or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

Shares of the Portfolio may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolio

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using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio normally distributes substantially all of its net investment income to shareholders monthly.

The Portfolio normally distributes any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

The Portfolio anticipates that substantially all of its income distributions will be “exempt-interest dividends,” which are exempt from Federal income taxes. However, some distributions may be taxable, such as distributions that are derived from accretion of market discounts, occasional taxable investments and distributions of short and long-term capital gains.

Interest on indebtedness you incur to purchase or carry shares of the Portfolio generally will not be deductible for Federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Portfolio may constitute a tax-preference item for purposes of determining Federal alternative minimum tax liability for non-corporate investors in the Portfolio. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

Other Information. If you purchase shares of the Portfolio just before a distribution of long-term or short-term capital gains, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Redemptions

You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share of the High Yield Municipal Portfolio and the share is held by you for six months or less, any loss on the sale of the share will be disallowed to the extent of that dividend amount. Additionally, any loss realized on a disposition of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

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For shares acquired on or after January 1, 2012, the Portfolio (or relevant broker or financial advisor) is required to compute and report to the IRS and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolio has elected to use the average cost method, unless you instruct the Portfolio to use a different IRS-accepted cost basis method or you choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

Backup Withholding

The Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolio, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolio’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolio’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolio.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolio, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolio.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Portfolio will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state in which you live. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIO

Investment Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolio. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of November 30, 2022, the Advisor had over $11.9 billion in assets under management.

AllianceBernstein serves as the sub-advisor to the Portfolio. AllianceBernstein has its principal place of business at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein was formed as a master limited partnership organized under the laws of the

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State of Delaware and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc. (“EQH”), a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. EQH has held majority ownership in AllianceBernstein for more than 30 years, and as of [____], 2022, it held an approximately [____]% economic ownership stake. As of [_____], 2022, AllianceBernstein had approximately $[_____] billion in assets under management.

Under Investment Advisory Agreements with the Funds, the Advisor, subject to the control and supervision of the Board and in conformance with the stated investment objective and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio.

Under a Sub-Investment Advisory Agreement with the Advisor and the Glenmede Fund, the Sub-Advisor, subject to the control and supervision of the Advisor and the Glenmede Fund Board, and in conformance with the stated investment objective and policies of the Portfolio, determines in its discretion the investment decisions for the Portfolio and the securities to be purchased or sold, and provides the Advisor and the Board with records and regular reports concerning the discharge of its responsibilities. The Advisor reviews, supervises and administers the investment program of the Portfolio, and monitors the services performed by the Sub-Advisor. The Advisor pays the Sub-Advisor a fee for its sub-investment advisory services to the Portfolio.

The Portfolio pays a management fee to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.57% of the Portfolio’s average daily net assets. Prior to the engagement of AllianceBernstein as Sub-Advisor on May 9, 2022, the annual advisory fee rate was 0.65% of the Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023. Because the fees and expenses of the Portfolio before waivers no longer exceed 1.00%, the Advisor has indicated its intention to allow the waiver agreement to expire by its terms.

Shareholders in the Portfolio who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolio when calculating Client Fees. Shareholders in the Portfolio who are customers of other Institutions may pay fees to those Institutions.

A discussion regarding the Boards’ basis for renewing the Investment Advisory Agreement is available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2022. A discussion regarding the Glenmede Funds Board’s basis for approving the Sub-Investment Advisory Agreement is available in the Funds’ semi-annual report for the period ended April 30, 2022.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolio, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolio and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

Terrance T. Hults, Senior Vice President and Co-Head — Municipal Portfolio Management of the Sub-Advisor, manages the High Yield Municipal Portfolio along with Matthew J. Norton, Senior Vice President and Chief Investment Officer — Municipal Bonds of the Sub-Advisor, and Andrew D. Potter, CFA, Vice President and Portfolio Manager of the Sub-Advisor. Messrs. Hults, Norton and Potter have been responsible for the management of the High Yield Municipal Portfolio since May 2022. Mr. Hults has been employed by the Sub-Advisor since 1995. Mr. Norton has been employed by the Sub-Advisor since 2016. Mr. Potter has been employed by the Sub-Advisor since 2018.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Portfolio they manage.

GENERAL INFORMATION

If you have any questions regarding the Portfolio, contact the Funds at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past 5 years. Certain information reflects financial results for a single share of the Portfolio. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by [_________], whose reports, along with the Portfolio’s financial statements, are included in the Annual Report, which is available upon request.

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High Yield Municipal Portfolio

(For a share outstanding throughout each year)

[ 2022 FINANCIAL HIGHLIGHTS TO BE INCLUDED IN SUBSEQUENT AMENDMENT]

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Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports provide additional information about the Portfolio’s investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI includes additional information about the Portfolio’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You can get free copies of the Portfolio’s Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Investment Management LP’s website at www.glenmedeim.com. You may also request other information about the Portfolio, and make inquiries as follows:

Write to:

The Glenmede Fund/Portfolios

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

By phone:

1-800-442-8299

Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The Glenmede Portfolios’ Investment Company Act File No. is 811-06578

The third party marks appearing above are the marks of their respective owners.

THE GLENMEDE FUND, INC.

HIGH YIELD MUNICIPAL PORTFOLIO (GHYMX)

(800) 442-8299

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2023

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund”) and The High Yield Municipal Portfolio’s (the “Portfolio” and, collectively with the Glenmede Portfolios, the “Funds”) Prospectus dated February 28, 2023, as amended or supplemented from time to time (the “Prospectus”). This SAI is for the High Yield Municipal Portfolio (GHYMX). No investment in shares of the Portfolio should be made without first reading the Prospectus of the Portfolio. This SAI is incorporated by reference in its entirety into the Prospectus. The Funds’ audited financial statements and financial highlights appearing in the 2022 Annual Report to Shareholders are incorporated by reference into this SAI. No other part of the Annual Report is incorporated by reference herein. A copy of the Funds’ Prospectus and Annual Report are available without charge, upon request, by calling the Funds at the above telephone number.

Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Funds’ Prospectus.

THE FUNDS

The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors (the “Glenmede Fund Board”) to issue 6,000,000,000 shares of common stock, with a $.001 par value. The Glenmede Fund Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Glenmede Fund Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund is offering shares of seventeen Portfolios. This SAI relates to the High Yield Municipal Portfolio.

The Glenmede Fund is an open-end, management investment company. The Portfolio is a diversified Portfolio of the Glenmede Fund. The Portfolio commenced operations on December 22, 2015, offering a single class of shares.

INVESTMENT STRATEGIES

The following investment strategies supplement those set forth in the Portfolio’s Prospectus. Unless specified below and except as described under “Investment Limitations,” the following investment strategies are not fundamental and the Glenmede Fund Board may change such strategies without shareholder approval.

High Yield Municipal Portfolio

Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. The Portfolio may invest, without limitation, in municipal securities that pay interest that may be subject to Federal alternative minimum tax. The Portfolio will generally invest in municipal securities rated BB or below or Ba or below (commonly referred to as “junk bonds.”) by NRSROs designated by AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Advisor”), medium quality securities rated BBB or Baa by a NRSRO, or upper medium quality securities rated A by a NRSRO or unrated but determined to be of comparable quality at the time of purchase. There is no minimum rating for a municipal security held by the Portfolio, and the Portfolio may purchase securities that are in default. The Portfolio’s investments in municipal obligations may also include debt securities rated BBB or higher by NRSROs.

The two principal classifications of municipal obligations are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special or specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal obligations may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

During temporary defensive periods, the Portfolio may invest without limitation in obligations which are not municipal obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories applicable to municipal obligations as set forth above and in the Portfolio’s Prospectus under the heading “Objective, Principal Strategies and Risks,” or if unrated, are of comparable quality as determined by the Portfolio’s Sub-Advisor. The Portfolio may also invest in higher quality fixed income securities. Additionally, the Portfolio may invest, without limitation, in other non-municipal debt obligations, such as bank obligations which are also of comparable quality as determined by the Portfolio’s Sub-Advisor. Furthermore, the Portfolio may acquire “stand-by commitments” with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio’s option, specified municipal obligations at a specified price. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

COMMON INVESTMENT POLICIES AND RISKS

Asset Backed Securities

The Portfolio may invest in asset-backed securities consisting of undivided fractional interests in pools of consumer loans or receivables held in a trust. Examples include certificates for automobile receivables and credit card receivables. Payments of principal and interest on the loans or receivables are passed through to certificate holders. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities, however, they may be guaranteed up to a certain amount by a private issuer through a letter of credit. Payment on asset-backed securities of private issuers is typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables.

An asset-backed security’s underlying assets may be prepaid with the result of shortening the certificate’s weighted average life. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. The proceeds of prepayments received by a Portfolio must be reinvested in securities whose yields reflect interest rates prevailing at the time. Thus, a Portfolio’s ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent reinvestments are in lower yielding securities. The actual maturity and realized yield will therefore vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Portfolio’s experiencing difficulty in valuing or liquidating such securities.

Borrowing

As a temporary measure for extraordinary or emergency purposes, the Portfolio may borrow money from banks in amounts not exceeding one-third of total assets. However, the Portfolio will not borrow money for speculative purposes. If the market value of the Portfolio’s securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

As required by the 1940 Act, a Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Portfolio’s assets should fail to meet this 300% coverage test, a Portfolio, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Borrowing of securities in connection with short sales and derivative transactions such as options, futures and swaps are not subject to this limitation. The Portfolio is authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings. Reverse repurchase agreements constitute borrowings, and leverage is a related risk.

Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of the Portfolio’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Portfolio will increase more when the Portfolio’s assets increase in value and decrease more when the Portfolio’s assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Portfolio. Under adverse conditions, the Portfolio may have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Portfolio may lose money as a result of its borrowing activities.

Credit Risks

Because the Portfolio may invest in fixed income securities, they are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

The High Yield Municipal Portfolio may invest in securities which have the lowest rating in the investment grade category (i.e., Baa3 by Moody’s or BBB- by S&P). Such securities are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Portfolio will generally invest in high yield or non-investment grade fixed income and convertible securities (sometimes referred to as “junk bonds”). Such “junk bond” securities generally present the highest credit risk.

Ratings published by NRSROs are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Derivative Instruments

In the course of pursuing its investment strategies, the Portfolio may invest in certain types of derivative instruments. Derivatives are financial contracts whose values depend on the values of other investments, exchange rates or indices, in connection with its investment strategies to hedge and manage risk and to increase its return. Derivatives may be used in a variety of ways to meet the objectives of the Advisor or Sub-Advisor, as applicable. The Portfolio may invest in interest rate swaps, consumer price index swaps (“CPI swaps”) and swaps on a credit default index (sometimes referred to as a credit default swap index). Futures, options and swaps are commonly used for traditional hedging and cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Portfolio’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. The price of derivatives can be very volatile and result in disproportionately heavy losses to a Portfolio relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. A Portfolio’s use of derivatives involves risks that may be different from the risk associated with investing directly in the underlying assets, including the risk that changes in the value of the derivative may not correlate perfectly with the underlying assets, interest rate or index. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

Derivatives are also subject to the risk that the counterparty will default on its obligations. If such a default occurs, a Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The use of certain derivative instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (the “CFTC”). An exclusion has been claimed for each of the Glenmede Fund’s Portfolios from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore, the Portfolio is not subject to registration or regulation as a commodity pool operator under that Act as of the date thereof.

Rule 18f-4 under the 1940 Act permits a Portfolio to enter into derivatives transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities contained in section 18 of the 1940 Act, provided that the Portfolio complies with the conditions of the Rule. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Portfolio, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Portfolio elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Exchange-Traded Funds

The Portfolio may invest in shares of registered open-end or closed-end investment companies, including ETFs. Some ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolio may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed income markets represented by the ETF’s portfolio instead of buying those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolio’s purchase of ETF shares generally are subject to the percentage limitations and risks described below under “Investment Company Securities.”

An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open- end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolio could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their NAV; (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities

The Portfolio may invest in fixed income securities, which are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the Portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.

There may be little trading in the secondary market for particular debt securities, which may affect adversely the Portfolio’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Fixed income securities are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk. The Advisor and the High Yield Municipal Portfolio’s Sub-Advisor, as applicable, each attempt to reduce the risks described above through diversification of Portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.

Illiquid Investments

The Portfolio will not invest more than 15% of its net assets in investments that are illiquid. These investments are subject to the risk that should the Portfolio need to dispose of such investments, there may not be a ready market or the Portfolio may have to sell such investments at an undesirable price. Illiquid investments are any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (including repurchase agreements in excess of seven days).

Pursuant to Rule 22e-4 under the 1940 Act, the Glenmede Fund has established a liquidity risk management program with respect to the Portfolios. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Fund’s Board and, when required, to the SEC.

Indexed Securities

An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Interest Rate Risks

The Portfolio may invest in fixed income securities. Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. The risks associated with increasing interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates in March 2022 from historically low levels and may continue to do so. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting the Portfolio’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Investment Company Securities

The Portfolio may invest in securities issued by other open-end or closed-end investment companies, including ETFs. The Portfolio may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, the Portfolio’s investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which the Portfolio invests may decline in value. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act, which are effective now, and permits the Portfolio to invest in other investment companies beyond the statutory limits, subject to certain conditions. Pursuant to Rule 12d1-4 and procedures approved by the Glenmede Fund Board, the Portfolio may invest in certain ETFs in excess of the limits described above, provided that the Glenmede Fund complies with Rule 12d1-4 and any other applicable investment limitations.

The Portfolio’s shares may be purchased by other investment companies, including other Portfolios of the Funds. An investment company’s shares purchased by a Portfolio would be limited to 10% of the outstanding voting securities of the acquired investment company. For so long as the Portfolio invests in or accepts investments by other affiliated investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act.

Preferred Stocks

The Portfolio may invest in preferred stocks. Preferred stock includes convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Repurchase Agreements

The Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Portfolio will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the Portfolio to be subject to repurchase agreements.

In effect, by entering into a repurchase agreement, the Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price.

If the seller defaults on its repurchase obligation, the Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Repurchase agreements that do not provide for payment to the Portfolio within seven days after notice without taking a reduced price are considered illiquid investments.

Swaps

The Portfolio may enter into swaps, including CPI swaps and credit default swap indices (collectively, “swaps”), for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors. The gross returns to be paid or “swapped” between the parties are generally calculated with respect to a ‘‘notional amount,’’ for example, the increase or decrease in value of a particular dollar amount invested in the assets. The agreement can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. For example, index swaps involve the exchange by a party with another party of the respective amounts payable with respect to the notional principal amount at interest rates equal to specified indices; interest rate swaps involve the exchange by a party with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments; and equity swaps are generally contracts that obligate one party to pay the positive return and the other party to pay the negative return on a specific security or basket of securities.

Under a swap, payments may be made at the conclusion of the swap or periodically during its term. Normally, however, the Advisor or Sub-Advisor, as applicable, may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Portfolio’s accrued obligation under the swap.

As an investment company registered with the SEC, a Portfolio must segregate liquid assets, or engage in other SEC- or staff- approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of swaps that are not contractually required to cash settle, for example, a Portfolio must set aside cash or other liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that are contractually required to cash settle, however, the Portfolio is permitted to set aside cash or other liquid assets in an amount equal to the Portfolio’s daily marked-to-market net obligations (i.e., the Portfolio’s daily net liability) under the swaps, if any, rather than their full notional value. By setting aside assets equal to only its net obligations under cash-settled swaps, the Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full notional amount of the swaps.

The Portfolio will generally enter into swaps on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap contract or periodically during its term. Since swaps normally do not involve the delivery of securities or other underlying assets, the risk of loss with respect to swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio’s risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio’s exposure, the Portfolio and the Advisor or Sub-Advisor, as applicable, believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s borrowing restrictions.

U.S. Government Obligations

The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.

“When Issued,” “Delayed Settlement” and “Forward Delivery” Securities

The Portfolio may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus two business days. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until the Portfolio receives payment or delivery from the other party to the transaction. The Portfolio will segregate cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although the Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

The Portfolio will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. The Portfolio’s “when issued,” “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances. The Portfolio will only sell securities on a when issued, delayed settlement or forward delivery basis to offset securities purchased on a when-issued, delayed settlement or forward delivery basis.

Securities purchased or sold on a “when issued,” “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, the Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause the Portfolio to miss an advantageous price or yield.

PRICE OF PORTFOLIO SHARES

The NAV per share of each class of shares of the Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities allocated to that share class, by the total number of its shares outstanding of that class.

Equity securities and options listed on a U.S. securities exchange, including ETFs, for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. If no sales are reported, listed options are valued at the mean of the bid and ask price. Investments in open-ended investment companies are valued at their respective NAVs as reported by such companies.

Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the Portfolio’s advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which does not take into account unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. Foreign securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board. Foreign securities may trade on days when shares of the Portfolio are not priced; as a result, the NAV of shares of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The Portfolio’s municipal obligations for which quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor, with input from the Sub-Advisor to reflect the fair market value of such municipal obligations. Municipal obligations for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

When market quotations are not readily available (as such term is defined in the 1940 Act), or when events occur that make established valuation methods unreliable, the Portfolio’s investments will be valued at fair value as determined in good faith using methods determined by the Board. The Board has delegated certain of the Portfolios’ valuation functions to the Advisor (in such capacity, the “Valuation Designee”), pursuant to procedures approved by the Board.

PURCHASE OF SHARES

The purchase price of shares of each class of the Portfolio is the NAV next determined after receipt of the purchase order by the Fund. It is the responsibility of The Glenmede Trust Company, N.A. (“Glenmede Trust”), the Advisor or certain approved brokers, employee benefit plans or other institutions (“Institutions”) to transmit orders for share purchases to State Street, the Funds’ transfer agent, and to deliver, or provide instructions to investors for the delivery of, required funds to State Street, the Funds’ custodian, on a timely basis.

The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments, from time to time and (iv) to close at any time to new investments or to new accounts.

At the discretion of the Funds, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meets the Portfolio’s investment objective and policies.

REDEMPTION OF SHARES

Redemption proceeds are normally paid in cash, although the Funds have elected to be governed by Rule 18f-1 under the 1940 Act which permits them to limit each shareholder to cash redemptions of $250,000 or 1% of the Portfolio’s NAV, whichever is less, within a 90-day period or, subject to the approval of the Board, in other circumstances identified by the Advisor. Any additional redemption proceeds would be made in readily marketable securities.

PORTFOLIO TURNOVER

The Portfolio will not normally engage in short-term trading, but reserve the right to do so. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolio to receive favorable tax treatment. The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Portfolio’s advisors will not consider turnover rate a limiting factor in making investment decisions consistent with the Portfolio’s investment objective and policies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither a Fund, nor its Advisor, sub-advisor, administrator, transfer agent nor distributor (each, a “Fund Service Provider”) will disclose the Funds’ portfolio holdings to any person other than in accordance with the policy. Under the policy, neither a Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Funds’ public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Funds or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Funds file with the SEC their annual/semi-annual shareholder report that includes such period or its report on Form N-PORT for the last month of the Fund’s first or third fiscal quarters.

Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if a Fund has a legitimate business purpose for doing so, the third-party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of a Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Funds’ President and approved in advance by the applicable Fund’s Board. Under the policy, the Board is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Funds’ administrator to providers of auditing, custody, proxy voting and other services to the Funds, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

Under the policy, the Funds’ President has authorized the release of information regarding the Funds’ portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Funds, currently including:

(i)	State Street, in connection with the provision of services as the Funds’ custodian, administrator, transfer agent, securities lending agent and short sales lending agent;

(ii)	Third-party providers of proxy voting services, such as Institutional Shareholder Services Inc. (“ISS”) and mailing services such as Broadridge Financial Solutions, Inc. (“Broadridge”);

(iii)	[__________], the Funds’ independent registered public accountant, in connection with the provision of services related to the audit of the Funds’ financial statements and certain non-audit services;

(iv)	Third-party providers of pricing/analytical/reconciliation services, such as FT Interactive Data Corporation, FactSet, Bloomberg Valuation Service (BVAL) and Electra Information Systems;

(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;

(vi)	Faegre Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Funds;

(vii)	Foreside Financial Group, LLC in connection with the provision of services related to the Funds’ compliance program; and

(viii)	Third-party financial printers, such as Donnelley Financial Solutions.

INVESTMENT LIMITATIONS

The Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

If the Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

The High Yield Municipal Portfolio will not:

(1)	invest in commodities or commodity contracts, except that the Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)

make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)

issue senior securities, except that the Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)

borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)

pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(9)

underwrite the securities of other issuers or invest more than an aggregate of 15% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of the Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)

acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s net assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

The Portfolio also will not:

(14)

with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If the Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less.

Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of the Portfolio’s total net assets.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

As a matter of fundamental policy which may not be changed without shareholder approval, under normal circumstances, the High Yield Municipal Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in, or derive at least 80% of its income from, investments that pay interest that is exempt from regular Federal income tax but may be subject to Federal alternative minimum tax for non-corporate investors in the High Yield Municipal Portfolio.

If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction except as to limitations on borrowings.

MANAGEMENT OF THE FUNDS

Each Fund’s officers, under the supervision of the particular Board, manage the day-to-day operations of the Fund. The Board members set broad policies for each Fund and choose its officers. Each Fund’s Board member holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the particular Board or shareholders. Each Fund’s officers are elected by the particular Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Board Members and Officers

The following is a list of the Board members and officers of each of the Funds, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Funds’ complex, and other directorships they hold. The Funds are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o State Street Bank and Trust Company, 1 Lincoln Street, Floor 8, SFC0805, Boston, MA 02111, Attention: Fund Administration Legal Department.

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years

Interested Directors/Trustees (1)

Susan W. Catherwood (2) Age: 79	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001), Compensation Committee (since 1993) and Nominating Committee (since 2018), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of	18	None

Managers, The Christopher Ludwick Foundation; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and formerly served on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member and Chair, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania; Former Board Chair, University of Pennsylvania Health System (1991-1999).

Mary Ann B. Wirts (2) Age: 71	Director of Glenmede Fund (since June 2020) and Trustee of Glenmede Portfolios (since June 2020)	Managing Director and Chief Administrative Officer of Glenmede Trust (until 2020); Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (2006-2020); First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006).	18	None

(1)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act.

(2)

Susan W. Catherwood and Mary Ann B. Wirts are considered to be “interested persons” of the Funds because of their current or prior affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and/or their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years

Independent Directors/Trustees (3)

H. Franklin Allen, Ph.D. Age: 66	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Vice Dean Research and Faculty of the Imperial College Business School (since 2019), Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993); Employed by The University of Pennsylvania (from 1980-2016).	18	None

William L. Cobb, Jr. Age: 75	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007) Chairman of the Funds (since December 2021)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	18	Director, TCW Direct Lending LLC

Andrew Phillips Age: 60	Director of Glenmede Fund and Trustee of	Adjunct Professor – College of Management (since 2021), Long Island University; Senior Performance Officer (2013-2015), Global Head of Institutional and Alternatives Product Strategy (2012-2013),	18	None

Name and Age	Positions with the Funds and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Director- ships Held During Past 5 Years

	Glenmede Portfolios (since September 2022)	Global Chief Performance Officer (2010-2012), Global Chief Operating Officer (2007-2010) and Managing Director – Americas Fixed Income Executive Team, BlackRock, Inc.

Harry Wong Age: 74	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009- 2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	18	None

(3)	Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

Officers

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 55	President of the Funds.	President of the Funds since November 2019.	Managing Director and Director of Sales and Client Service of Glenmede Investment Management LP (since July 2015); Former Director of Client Service and Sales/Chief Compliance Officer of Philadelphia International Advisors, LP (2002- June 2015).

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 56	Executive Vice President and Assistant Treasurer of the Funds.	Executive Vice President of the Funds since December 1997; Assistant Treasurer of the Funds since December 2020.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers (until 2008); Employed by Glenmede Trust (1993-2008) and Glenmede Advisers (2000-2008).

Christopher E. McGuire 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 49	Treasurer of the Funds.	Treasurer of the Funds since December 2019.	Director of Administration of Glenmede Investment Management LP (since October 2019); Managing Director, State Street Bank and Trust Company (2007-2019).

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 63	Secretary of the Funds.	Secretary of the Funds since January 1995.	Partner in the law firm of Faegre Drinker Biddle & Reath LLP.

Eimile J. Moore 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 53	Chief Compliance Officer of the Funds.	Chief Compliance Officer of the Funds since December 2017.	Managing Director, Foreside Financial Group, LLC (since 2011).

Daniel P. Bulger 1 Lincoln Street, Floor 8 Boston, MA 02111	Assistant Secretary of the Funds.	Assistant Secretary of the Funds since December 2022.	Vice President and Counsel, State Street Bank and Trust Company (since 2016).

Rebecca Tran Savage 1 Lincoln Street, Floor 8 Boston, MA 02111	Assistant Secretary of the Funds.	Assistant Secretary of the Funds since December 2022.	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (Since May 2022).

The Boards believe that each Director’s/Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors/Trustees lead to the conclusion that each Director/Trustee should serve in such capacity. Among the attributes common to all Directors/Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors/Trustees, the Advisor, Sub-Advisor, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors/Trustees. A Director’s/Trustee’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Funds, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director/Trustee:

H. Franklin Allen, Ph.D.:	Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania and most recently as Vice Dean of Research and Faculty of the Imperial College London Business School and Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London.

Susan W. Catherwood:	Ms. Catherwood has substantial business, finance and investment management experience through her board and committee positions with the parent companies of the Advisor and her board and/or executive positions with academic entities, charitable foundations and companies.

William L. Cobb, Jr.:	Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, as a senior executive officer of a global investment management firm and most recently as a board member of a business development company.

Andrew Phillips:	Mr. Phillips has substantial investment management and business experience through his executive positions with a major investment management firm.

Mary Ann B. Wirts:	Mrs. Wirts has substantial business, financial services and investment management experience through her senior executive positions with the Advisor and its parent companies.

Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience through his positions as an executive in investment banking businesses.

Specific details regarding each Director’s/Trustee’s term of office as a Director/Trustee with the Funds and principal occupations during at least the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Boards. The Funds have engaged an investment adviser and a sub-investment adviser (collectively, “investment advisers”) to manage their Portfolios on a day-to-day basis. The Boards are responsible for overseeing the investment advisers and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Charters and By-laws. Each Board is currently composed of the same six members, four of whom are Independent Directors/Trustees. The Boards meet in-person at regularly scheduled meetings four times each year. In addition, the Boards may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Boards may also meet via videoconference. The Boards and the Independent Directors/Trustees have access to the Funds’ Chief Compliance Officer (“CCO”), the Funds’ independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Boards have each established an Audit Committee, Valuation Committee, and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Boards in fulfilling their oversight responsibilities.

The Boards have appointed William L. Cobb, Jr., an Independent Director/Trustee, to serve in the role of Chairman of the Boards. The Chairman’s role is to preside at all meetings of the Boards and to act as liaison with the investment advisers, other service providers, counsel and other Directors/Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Boards from time to time. The Boards review their leadership structures during their periodic self-assessments and based on that review, have determined that the Boards’ leadership structures are appropriate because they allow the Boards to exercise informed judgment over matters under their purview and they allocate areas of responsibility among committees of the Boards and the full Boards in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Boards’ general oversight of the Funds and is addressed as part of the Boards’ and their committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the investment advisers and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. The investment advisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the investment advisers and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Boards recognize that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Boards require senior officers of the Funds, including the President, Chief Financial Officer and CCO and the investment advisers, to report to the full Boards on a variety of matters at each regular meeting of the Boards, including matters relating to risk management. The Boards also receive reports from certain of the Funds’ other primary service providers on regular basis, including State Street as the Funds’ custodian, administrator, transfer agent and securities lending agent. The Funds’ CCO meets in executive session with the Boards at each regularly scheduled meeting and meets separately with the Independent Directors/Trustees at least annually to discuss relevant risk issues affecting the Funds. In addition, the CCO reports to the Chairman of the Audit Committees between meetings to discuss compliance related matters. The Audit Committees also receive regular reports from the Funds’ independent registered public accounting firm on internal control and financial reporting matters. The Boards and Independent Directors/Trustees meet with the Funds’ independent legal counsel each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Boards may, at any time and in their discretion, change the manner in which they conduct risk oversight.

Standing Board Committees

Dr. Allen and Messrs. Cobb, Phillips and Wong (Chairman) and Mmes. Catherwood and Wirts serve on each Audit Committee of the Boards. The Audit Committees operate under a written charter approved by the Boards. The purposes of the Audit Committees include overseeing the accounting and financial reporting processes of the Funds and the audits of the Funds’ financial statements. Accordingly, the Committees assist the Boards in their oversight of (i) the integrity of the Funds’ financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Funds’ internal audit function and independent accountants. The Audit Committees met two times during the fiscal year ended October 31, 2022.

Dr. Allen (Chairman) and Messrs. Cobb, Phillips, Wong, Weaver and McGuire and Mmes. Catherwood and Wirts serve on each Valuation Committee of the Boards. The Funds’ Valuation Committees, or under certain circumstances the Valuation Committees’ Chairman or his designee, determine, in consultation with the Funds’ administrator and investment advisers, the fair value of certain securities pursuant to procedures adopted by the Boards. The Glenmede Fund’s Valuation Committee did not meet during the fiscal year ended October 31, 2022.

Dr. Allen and Messrs. Cobb and Wong and Ms. Keppler (Chairwoman) serve on each Nominating Committee of the Boards. The Funds’ Nominating Committees, among other things, nominate persons to fill vacancies on the Boards and Board Committees. The Nominating Committees will consider nominees recommended by shareholders. Recommendations should be submitted to the appropriate Nominating Committee in care of the Funds’ Secretary. The Nominating Committees met four times during the fiscal year ended October 31, 2022.

Director/Trustee Ownership of Fund Shares

The following table shows the Directors’/Trustees’ ownership of the Portfolio and in all Portfolios of the Funds overseen by the Directors/Trustees, as of December 31, 2022.

Name of Director/Trustee	Dollar Range of Equity Securities in each Portfolio of each Fund			Aggregate Dollar Range of Equity Securities in All Portfolios in the Fund Complex
Interested Directors/Trustees
Susan W. Catherwood	[ ]			[ ]
Mary Ann B. Wirts	[ ]	[	]	[ ]
Independent Directors/Trustees
H. Franklin Allen, Ph.D.	[ ]			[ ]
William L. Cobb, Jr.	[ ]			[ ]
Andrew Phillips	[ ]	[	]	[ ]
Harry Wong	[ ]			[ ]

Remuneration of Board Members

As of January 1, 2022, the annual fee for each Glenmede Fund Board member, other than officers of the Advisor, is $104,000. In addition, to the annual fee, the Glenmede Fund pays each Board member, other than officers of the Advisor, $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for this services as Chairman of the Board. The Glenmede Portfolios pay each Board member, other than officers of the Advisor, an annual fee of $6,000 per year and out-of-pocket expenses incurred in attending Board meetings. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Funds receive no compensation as officers from the Funds.

Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2022.

Name of Person, Position*	Aggregate Compensation* from Glenmede Fund			Aggregate Compensation* from High Yield Municipal Portfolio			Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation* from the Fund Complex**
Interested Directors/Trustees
Susan W. Catherwood, Director/Trustee		$124,000		$	[4,655	]	None	None		$130,000
G. Thompson Pew, Jr., Director/Trustee***	$	[25,561	]	$	[976	]	None	None	$	[27,061	]
Mary Ann B. Wirts Director/Trustee		$124,000		$	[4,655	]	None	None		$130,000
Independent Directors/Trustees
H. Franklin Allen, Ph.D., Director/Trustee		$124,000		$	[4,655	]	None	None		$130,000
William L. Cobb, Jr., Director/Trustee	$	[135,250	]	$	[5,039	]	None	None	$	[141,250	]
Gail E. Keppler, Director/Trustee****	$	[93,000	]	$	[3,556	]	None	None	$	[97,500	]
Andrew Phillips, Director/Trustee*****	$	[31,000	]	$	[1,148	]	None	None	$	[32,500	]
Harry Wong, Director/Trustee		$134,000		$	[5,099	]	None	None		$140,000

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.
**	Includes $6,000 annual fee for service on the Glenmede Portfolios Board.
***	As of November 9, 2021, Mr. Pew retired as a Director/Trustee of the Funds.
****	Effective June 9, 2022, Ms. Keppler retired as a Director/Trustee of the Funds.
*****	Mr. Phillips became a Director/Trustee of the Funds effective September 8, 2022.

Code of Ethics

The Funds, the Advisor and the Sub-Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by each Fund.

Proxy Voting Procedures

The Funds have delegated proxy voting responsibilities to the Advisor, subject to the Boards’ general oversight. In delegating proxy responsibilities, the Boards have directed that proxies be voted consistent with the Funds’ and their shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor and Sub-Advisor

GIM, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to each Portfolio. GIM, a limited partnership, is wholly-owned by Glenmede Trust. As of [_____], 2022, GIM and its affiliated companies had over $[46.3] billion in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.

The Investment Advisory Agreements will continue in effect from year to year provided their continuance is approved annually (i) by the holders of a majority of each Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors/Trustees who are not parties to each Investment Advisory Agreement or interested persons of any such party. Each Investment Advisory Agreement may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned.

The names and position with GIM of the principal executive officers and each director of GIM are as follows. The address for each is c/o GIM, One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103.

Name	Position with GIM
Gordon B. Fowler	Managing Director and Chief Executive Officer
Raj Tewari	Managing Director and Chief Operating Officer
Kent E. Weaver	Managing Director and President
Peter Zuleba	Managing Director and Director of Investment Management
John McCabe	Managing Director and General Counsel

GIM is wholly-owned by Glenmede Trust as both its only limited partner and as the sole owner of GIM’s only general partner, Gatepost Partners, LLC. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of The Glenmede Corporation. Glenmede Trust, Gatepost Partners, LLC and The Glenmede Corporation are located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103.

AllianceBernstein serves as the sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein has its principal place of business at 501 Commerce Street, Nashville, TN 37203. AllianceBernstein was formed as a master limited partnership organized under the laws of the State of Delaware and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.

AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc. (“EQH”), a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. EQH has held majority ownership in AllianceBernstein for more than 30 years, and as of December 31, 2022, it held an approximately [63.0]% economic ownership stake. As of December 31, 2022, AllianceBernstein had approximately $[___] billion in assets under management.

Set forth below are the names and titles of the principal executive officers and directors of AllianceBernstein. The address for each individual is c/o AllianceBernstein L.P., 501 Commerce Street, Nashville, TN 37203.

Name	Position with AllianceBernstein
Seth P. Bernstein	Director, President and Chief Executive Officer
Kate Burke	Chief Operating Officer and Head of Private Wealth
Mark Manley	General Counsel and Global Head of Compliance
Karl Sprules	Head of Global Technology and Operations
Onur Erzan	Head of Global Client Group and Head of Private Wealth
Joan Lamm-Tennant	Chair of the Board
Nella Domenici	Director
Jeffrey Hurd	Director
Daniel G. Kaye	Director
Nick Lane	Director
Kristi Matus	Director
Das Narayandas	Director
Mark Pearson	Director
Charles Stonehill	Director
Todd Walthall	Director

The High Yield Municipal Portfolio pay management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.57% of the Portfolio’s average daily net assets. The Advisor pays AllianceBernstein a fee for its sub-investment advisory services to the Portfolio, calculated daily and payable monthly, at the annual rate of 0.30% of the Portfolio’s average daily net assets.

The following table sets forth the total management fees paid by the Portfolio over the past three fiscal years.

Portfolio	Total Management Fees for Fiscal Year ended October 31, 2022	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2022	Total Management Fees for Fiscal Year ended October 31, 2021	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2021	Total Management Fees for Fiscal Year ended October 31, 2020	Total Waived/ Reimbursed for Fiscal Year ended October 31, 2020
High Yield Municipal Portfolio	$1,511,778	$(63,806)	$1,750,547	$(23,408)	$1,417,801	$(41,815)

Additionally, many shareholders in the Portfolio may be clients of Glenmede Trust or an Affiliate and, as clients, pay fees which vary depending on the capacity in which Glenmede Trust or an Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory, and custodian services. For example, for advisory services, Glenmede Trust charges its clients up to 1% on the first $3 million of principal, 0.75% on the next $2 million of principal, and 0.50% on the next $15 million of principal. An additional 0.25% administrative service fee is charged on accounts below $3 million. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

Portfolio Managers

Set forth below is information regarding the individuals identified in the Funds’ Prospectus as primarily responsible for the day- to-day management of the Funds’ Portfolio (“Portfolio Managers”).

As of October 31, 2022, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

AllianceBernstein L.P.	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Terrance T. Hults	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	29 11 5,762	$21,533,000,000 6,190,000,000 23,342,000,000	0 0 3	$0 0 162,000,000
Matthew J. Norton	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	29 11 5,762	$21,533,000,000 6,190,000,000 23,342,000,000	0 0 3	$0 0 162,000,000
Andrew D. Potter	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	29 11 5,762	$21,533,000,000 6,190,000,000 23,342,000,000	0 0 3	$0 0 162,000,000

The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Manager in the Portfolio that he or she manages as of October 31, 2022:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
High Yield Municipal Portfolio
Terrance T. Hults	None
Matthew J. Norton	None
Andrew D. Potter	None

The compensation package for the GIM Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of The Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager’s experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of The Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation’s equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.

Compensation for AllianceBernstein’s investment professionals – portfolio managers, analysts, and traders — is designed to align with AllianceBernstein’s mission and values: generating better investment outcomes for our clients while promoting responsibility and stewardship.

Incentive Compensation Significant Component: Portfolio managers, analysts and traders receive base compensation, incentive compensation and retirement contributions. While both overall compensation levels and the splits between base and incentive compensation vary from year to year, incentive compensation is a significant part of overall compensation. For example, for our portfolio managers, the bonus component averages approximately 60-80% of their total compensation each year. Part of each professional’s annual incentive compensation is normally paid through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. We believe this helps our investment professionals focus appropriately on long-term client objectives and results.

Determined by Both Quantitative and Qualitative Factors: Total compensation for our investment professionals is determined by both quantitative and qualitative factors. For portfolio managers, the most significant quantitative component focuses on measures of absolute and relative investment performance in client portfolios. Relative returns are evaluated using both the Strategy’s primary benchmark and peers over one-, three- and five-year periods, with more weight given to longer time periods. We also assess the risk pattern of performance, both absolute and relative to peers.

Qualitative Component Includes Responsibility-Related Objectives: The qualitative component of compensation for portfolio managers incorporates the manager’s broader contributions to overall investment processes and our clients’ success. Because we deeply believe as a firm that ESG factors present both investment risks and opportunities, every AllianceBernstein portfolio manager has goals that promote the integration of ESG and sustainability in our investment processes. The exact goals will vary depending on the individual’s role and responsibilities, but typical goals for portfolio managers include discussion of ESG or sustainability risks and opportunities at research reviews and the integration of these factors in portfolio decision making.

Other aspects of qualitative objectives for our portfolio managers include thought leadership, collaboration with other investment professionals at the firm, contributions to risk-adjusted returns in other portfolios, building a strong, diverse, and inclusive talent pool, mentoring newer investment professionals, being a good corporate citizen, and the achievement of personal goals. The qualitative portion is determined by individual goals set at the beginning of the year, with measurement and feedback on how those goals are being achieved provided at regular intervals. Other factors that can play a part in determining portfolio managers’ compensation include complexity of investment strategies managed.

Research Analysts: At AllianceBernstein, research professionals have compensation and career opportunities that reflect a stature equivalent to their portfolio manager peers. Compensation for our research analysts is also heavily incentive-based and aligned with results generated for client portfolios. Criteria used include how well the analyst’s research recommendations performed, the breadth and depth of his or her research knowledge, the level of attentiveness to forecasts and market movements, and the analyst’s willingness to collaborate and contribute to the overall intellectual capital of the firm.

Responsibility-Related Objectives for our Research Analysts: Like our portfolio managers, our fundamental research analysts also have goals related to ESG analysis and integration. For our analysts, these typically focus on providing assessments of ESG and sustainability factors in their research and recommendations, engaging with issuers for insight and action on ESG and sustainability topics, and documenting these engagements in our ESIGHT platform.

Traders: Traders are critically important to generating results in client accounts. As such, compensation for our traders is highly competitive and heavily incentive-based. Our portfolio managers and Heads of Trading evaluate traders on their ability to achieve best execution and add value to client portfolios through trading. We also incentivize our fixed income traders to continually innovate for clients, encouraging them to continue developing and refining new trading technologies to enable AllianceBernstein to effectively address liquidity conditions in the fixed income markets for our clients.

Assessments of all investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and firm. We have designed our compensation program to attract and retain the highest-caliber employees while aligning with our firm’s deeply held values of responsibility and stewardship. We incorporate multiple sources of industry benchmarking data to ensure our compensation is highly competitive and fully reflects each individual’s contributions in achieving client objectives.

The Portfolio Managers may manage other accounts with investment strategies similar to the Portfolio of the Funds, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, GIM and the Sub-Advisor may charge varying fees to different accounts managed by their respective Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including performance or other incentive-based fee arrangements, there is the potential for a conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with higher or incentive-based arrangements. However, the Funds do not anticipate that management by the Portfolio’s Portfolio Manager of other accounts with similar investment strategy or different fee arrangement would conflict with management of the Portfolio of the Funds because conflicts of interest of this type are minimized by GIM’s and the Sub-Advisor’s respective investment management decision-making process and trade allocation policy. In addition, the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between the Funds’ Portfolios and another client account.

Transfer Agent, Dividend Paying Agent, Custodian and Administrator

State Street, with its primary place of business located at One Lincoln Street, Boston, MA 02111, serves as the Funds’ transfer agent, dividend paying agent, custodian and administrator.

For its services, State Street is entitled to receive fees from the Funds based on a percentage of the daily net assets of the Portfolio of the Funds, plus transaction charges for certain transactions and out-of-pocket expenses. Fees paid by the Portfolio to State Street for the past three fiscal years are shown in the following table.

Portfolio	October 31, 2022	October 31, 2021	October 31, 2020
High Yield Municipal Portfolio	$182,315	$165,225	$183,408

State Street is also compensated for its services as the Funds’ securities lending agent and short sales lending agent and until December 2010, was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Funds’ compliance program.

Shareholder Servicing Plan

The High Yield Municipal Portfolio has adopted a Shareholder Servicing Plan effective January 1, 1995, and most recently amended effective September 20, 2016, and the Glenmede Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective September 9, 2021 (collectively, the “Plans”), under which the Funds may pay, directly or indirectly, a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the record or beneficial owners of shares in the Portfolio. Under the Plans, Servicing Agents provide or arrange to provide shareholder support services to shareholders of the Portfolio. The fee, at an annual rate of 0.15% for the High Yield Municipal Portfolio is computed monthly and is based on the average daily net assets of the shares beneficially owned by such shareholders. All expenses incurred by a class of the Portfolio in connection with the Agreements and the implementation of the Plans shall be borne entirely by the holders of the shares of that class of the Portfolio involved and will result in an equivalent increase to the Portfolio’s Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor or Glenmede Trust.

The services provided by or arranged to be provided by the Servicing Agents under the Agreements may include aggregating and processing purchase and redemption requests from shareholders and transmitting purchase and redemption orders to the transfer agent; providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Funds on behalf of shareholders; providing information periodically to shareholders showing their positions; arranging for bank wires; responding to shareholders’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; or providing such other similar services as may be reasonably requested.

Glenmede Trust has entered into Agreements with the Funds and provides or arranges to provide shareholder support services to shareholders of the High Yield Municipal Portfolio. Glenmede Trust can terminate or modify this arrangement at any time. Shareholder servicing fees paid to Glenmede Trust for the past three fiscal years are shown in the following table.

Shareholder Servicing Plan

Glenmede Trust	October 31, 2022	October 31, 2021	October 31, 2020
High Yield Municipal Portfolio	$510,432	$673,287	$545,308

Securities Lending

State Street serves as securities lending agent for the High Yield Municipal Portfolio, and in that role administers the Portfolio’s securities lending program pursuant to the terms of a Securities Lending Authorization Agreement entered into between Glenmede Fund, on behalf of its Portfolio, and State Street.

For the fiscal year ended October 31, 2022, State Street, acting as securities lending agent, provided the following services to the Portfolio in connection with the Portfolio’s securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring applicable minimum spread requirements, lending limits and the value of the loaned securities and collateral received; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by the Portfolio; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to the Portfolios from borrowers; (vii) negotiating the terms of each loan of securities, including but not limited to the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of the Glenmede Fund’s Securities Lending Authorization Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) maintaining such records as are reasonably necessary to account for loans that are made and the income derived therefrom; and (x) arranging for return of loaned securities to the Portfolio in accordance with the terms of the Securities Lending Authorization Agreement.

State Street receives as compensation for its services a portion of the amount earned by the High Yield Municipal Portfolio for lending securities.

For the fiscal year ended October 31, 2022, the High Yield Municipal Portfolio did not participate in the securities lending program.

Distributor

Shares of the Funds are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 111 East Killbourn Avenue, Suite 2200, Milwaukee, WI 53202, pursuant to Distribution Agreements between the Funds and Quasar Distributors. Quasar Distributors receives no fee from the Funds for its distribution services. Currently, the Advisor pays Quasar Distributors’ fees and out-of-pocket expenses for the distribution services Quasar Distributors provides to the Portfolio.

Independent Registered Public Accounting Firm

[_____________] serves as the Funds’ independent registered public accounting firm and will audit their financial statements annually.

Counsel

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Funds.

Reports

Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.

PORTFOLIO TRANSACTIONS

The Investment Advisory Agreements and Sub-Investment Advisory Agreement authorize the Advisor and Sub-Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Advisor or Sub-Advisor, as applicable, to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Advisor may, however, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under the Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Portfolio and the Advisor’s other clients. The distribution of orders among brokers and the commission rates paid by the Portfolio are reviewed periodically by the Glenmede Fund Board.

The Funds are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents that the Portfolio have acquired during the Funds’ most recent fiscal year. As of the fiscal year ended October 31, 2022, the High Yield Municipal Portfolio did not hold any securities of its regular broker/dealers.

The High Yield Municipal Portfolio does not currently expect to incur any brokerage commission expense on transactions in its portfolio securities because debt instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

To the extent that the Portfolio effects brokerage transactions with a broker/dealer affiliated directly or indirectly with the Funds, the investment advisers or Quasar Distributors, such transactions will be effected in compliance with applicable law.

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor or the Sub-Advisor. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these other clients served by Advisor or the Sub-Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by Advisor or the Sub-Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolio and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the Federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

The Portfolio qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Portfolio generally is exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Portfolio must meet three important tests each year.

First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Investments

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Portfolio invests, the Portfolio may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Portfolio fails to make an election to recognize income annually during the period of its ownership of the shares.

High Yield Municipal Portfolio

As described in the Prospectu, the High Yield Municipal Portfolio is designed to provide investors with current tax-exempt interest income. Shares of the Portfolio may not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, shareholders would fail to gain any additional benefit from the Portfolio’s dividends being tax-exempt. Additionally, dividends would be ultimately taxable to the beneficiaries of retirement plans, H.R. 10 plans and individual retirement accounts when distributed to them. In addition, the Portfolio may not be an appropriate investment for entities which are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

For the High Yield Municipal Portfolio to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Portfolio’s total assets at the close of each quarter of the Portfolio’s taxable year must consist of exempt-interest obligations.

Special Considerations Regarding Investment in Options and Futures

State and Local Taxes

Although the Portfolio intends to qualify as a regulated investment company and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIO IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

GENERAL INFORMATION

Description of Shares and Voting Rights

The shares of the Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in the Prospectu, will be fully paid and non-assessable. The shares of the Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund voting for the election of its Board members can elect 100% of the Board of that Fund if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the particular Fund. The Funds will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. Each Fund has undertaken that its Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the particular Fund. To the extent required by the undertaking, the particular Fund will assist shareholder communication in such matters. The staff of the SEC has expressed the view that the use of a combined Prospectus for the Funds may subject a Fund to liability for misstatements, inaccuracies or incomplete disclosure about the other Fund.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of directors or trustees may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of the Glenmede Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Glenmede Fund’s Articles of Amendment and Restatement, the Glenmede Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Glenmede Fund entitled to vote thereon. Under Maryland law, the Glenmede Fund Board may liquidate a Glenmede Fund Portfolio or class without shareholder approval.

Certain Record Holders

To the Funds’ knowledge, the following shareholder held of record or beneficially owned 5% or more of the outstanding shares of the Portfolio as of [December 1, 2022]. Any shareholder that owns more than 25% of the outstanding shares of a Portfolio or class may be presumed to “control” (as that term is defined in the 1940 Act) the Portfolio or class. Shareholders controlling a Portfolio or class could have the ability to vote a majority of the shares of the Portfolio or class on any matter requiring approval of shareholders of the Portfolio or class.

Portfolio	Name and Address of Owner	Ownership Type	Percentage of Outstanding Shares
High Yield Municipal Portfolio	Lauer & Co. c/o The Glenmede Trust Company One Liberty Place 1650 Market Street, Suite 1200 Philadelphia, PA 19103	Record	97.178%

As of December 1, 2022, the Directors/Trustees and officers of the Funds collectively owned less than 1% of the outstanding shares of the Portfolio.

Dividends and Distributions

The Portfolio’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for the Portfolio cannot be predicted.

FINANCIAL STATEMENTS

The Funds’ Financial Statements for the High Yield Municipal Portfolio for the year ended October 31, 2022, and the financial highlights for each of the respective periods presented, appearing in the 2022 Annual Report to Shareholders, and the reports thereon of [_________________], the Funds’ independent registered public accounting firm, also appearing therein, are incorporated by reference in this SAI. No other parts of the 20221 Annual Report to Shareholders are incorporated herein.

OTHER INFORMATION

The Funds’ Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

The third party marks appearing above are the marks of their respective owners.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

[1]	A long-term rating can also be used to rate an issue with short maturity.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place, but is considered inevitable, may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a distressed exchange.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are: a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS Morningstar provides independent credit ratings services for financial institutions, corporate and sovereign entities as well as in respect of structured finance products and instruments. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. The Rating Committee process facilitates rating decisions, which are a collective assessment of DBRS Morningstar’s opinion rather than the view of an individual analyst. Ratings are based on sufficient information that incorporates both global and local considerations and the use of approved methodologies. They are independent of any actual or perceived conflicts of interest. DBRS Morningstar credit ratings are formed and disseminated based on established methodologies, models and criteria (Methodologies) that apply to entities and securities that we rate, including corporate finance issuers, financial institutions, insurance companies, public finance and sovereign entities as well as Structured Finance transactions. DBRS Morningstar methodologies are periodically reviewed and updated by the team.

Description of U.S. Government Securities and Certain Other Securities

The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Government, and by various agencies, authorities and instrumentalities which have been established or sponsored by the United States Government.

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Fannie Mae and Freddie Mac.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the FHFA. The long-term effect that this conservatorship will have on the securities issued or guaranteed by Fannie Mae and Freddie Mac is unclear. Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Description of Municipal Obligations

Municipal Obligations generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Obligations may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on Project Notes, they are also secured by the full faith and credit of the United States.

Note obligations with demand or put options may have a stated maturity in excess of 13 months, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank’s prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

The yields of Municipal Obligations depend on, among other things, general money market conditions, conditions in the Municipal Obligation market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the Municipal Obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon, but with different ratings may have the same yield.

Municipal Obligations are sometimes purchased on a “when issued” basis, which means the buyer has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment cancelled.

From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Obligations. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the High Yield Municipal Portfolio to achieve their investment objectives. In that event the Funds’ Board members and officers would reevaluate the High Yield Municipal Portfolio’s investment objectives and policies and consider recommending to their shareholders changes in such objectives and policies.

Futures Contracts and Options on Futures Contracts.

To seek to increase total return or to hedge against changes in interest rates or securities prices, the Quantitative U.S. Long/Short Equity Portfolio, Global Secured Options Portfolio and Secured Options Portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. A Portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities, securities indices, and any other financial instruments and indices. A Portfolio will engage in futures and related options transactions for hedging purposes as described below or for purposes of seeking to increase total return, in each case, only to the extent permitted by regulations of the CFTC. All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Portfolio proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. A Portfolio may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio’s portfolio securities. If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Portfolio’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Portfolio’s portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by seeking to achieve only a partial hedge against price changes affecting the Portfolio’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Portfolio may take a “long” position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

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APPENDIX B — PROXY VOTING PROCEDURES

Glenmede Investment Management LP

Institutional Shareholder Services Inc.

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GLENMEDE INVESTMENT MANAGEMENT LP

PROXY VOTING POLICY AND PROCEDURES

I. EXECUTIVE SUMMARY

There are responsibilities that come with equity ownership. As a shareholder, one is expected to cast informed votes on important issues affecting a company.

II. POLICY

Glenmede’s policy is to conform to the Shareholders Communication Act (17 CFR 240.14-17) with respect to the distribution of proxy material.

Glenmede is responsible for voting all voting securities held in managed or custodial accounts unless otherwise directed by a client. To assist in doing so, Glenmede engages the services of a third party proxy processor, currently ISS to evaluate, recommend and vote shares consistent with those recommendations. Glenmede evaluates the summary of ISS voting policies annually in order to assure that they are consistent with Glenmede’s views of the long-term interests of clients and investors. ISS is provided with holdings information and votes all securities absent some identified conflict; for example, where ISS has a conflict in the vote due to equity ownership in the issuer, where a client has a conflict, or where Glenmede otherwise determines that it is important and in the interest of Glenmede’s investors to vote directly.

Conflicts like the foregoing are managed by the Director of Equity Management. The Chief Compliance Officer shall periodically assure that proxy votes are being made, are properly reconciled, that any conflicts are identified and resolved, and that all votes are consistent with the announced policies.

III. OTHER MATERIAL CONFLICTS

It is anticipated that following the recommendations of the third party proxy voting firm effectively eliminates potential conflicts. If both GIM and ISS have a material conflict the Adviser will determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

IV. DISCLOSURE

1. The Adviser will disclose in its Form ADV that clients may contact the CCO in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2. A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2A, and will be updated whenever these policies and procedures are updated.

V. RECORDKEEPING

The CCO will periodically assure that the third-party proxy voting service and the Adviser together will maintain appropriate records as required for five years from the end of the fiscal year during which the last entry was made including the following records;

•	Copies of this proxy voting policy and procedures, and any amendments thereto;

•	A copy (or link to appropriate electronic version) of each proxy statement;

•	A record of each vote cast;

•	A copy of any document used to memorialize the rationale for the proxy vote;

•

A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

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THE GLENMEDE FUND, INC.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 17”).

	(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

	(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

	(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

	(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

	(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

	(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

	(8)	Articles of Amendment, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 6, 1997 (“Post-Effective Amendment No. 21”).

	(9)	Articles Supplementary, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

	(10)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

	(11)	Articles of Amendment, dated September 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.

	(12)	Articles Supplementary, dated September 25, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

	(13)	Articles of Amendment, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to

the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

(14)	Articles Supplementary, dated December 22, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

(15)	Articles of Amendment, dated August 18, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).

(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39.

(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(26) of Post-Effective Amendment No. 39.

(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A (Nos.33-22884/811-5577) filed with the SEC on December 15, 2005 (“Post-Effective Amendment No. 40”).

(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

(29)	Articles Supplementary, dated September 11, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45.

(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(33) of Post-Effective Amendment No. 45.

(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(34) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

(35)	Articles Supplementary, dated April 14, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

(36)	Articles Supplementary, dated December 15, 2010, to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(36) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 52 filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 52”).

(37)	Articles Supplementary, dated June 3, 2011, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(37) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 55 filed with the SEC on February 24, 2012 (“Post-Effective Amendment No. 55”).

(38)	Articles Supplementary, dated June 27, 2012, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(38) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 58 filed with the SEC on September 28, 2012 (“Post-Effective Amendment No. 58”).

(39)	Articles Supplementary, dated June 5, 2013, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(39) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 62 filed with the SEC on February 28, 2014 (“Post-Effective Amendment No. 62”).

(40)	Articles of Amendment, dated February 12, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(40) of Post-Effective Amendment No. 62.

(41)	Articles Supplementary, dated June 12, 2014, to Articles of Incorporation, are incorporated herein by reference to Exhibit (a)(41) of Post-Effective Amendment No. 64 filed with the SEC on July 18, 2014 (“Post-Effective Amendment No. 64”).

(42)	Articles Supplementary, dated August 7, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 65 filed with the SEC on September 30, 2014 (“Post-Effective Amendment No. 65”).

(43)	Articles Supplementary, dated September 17, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(43) of Post-Effective Amendment No. 65.

(44)	Articles Supplementary, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(44) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 75 filed with the SEC on May 1, 2015 (“Post-Effective Amendment No. 75”).

(45)	Articles of Amendment, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(45) of Post-Effective Amendment No. 75.

(46)	Articles Supplementary, dated June 11, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(46) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 76 filed with the SEC on June 25, 2015 (“Post-Effective Amendment No. 76”).

(47)	Articles Supplementary, dated September 10, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(47) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 78 filed with the SEC on October 8, 2015 (“Post-Effective Amendment No. 78”).

(48)	Articles Supplementary, dated December 23, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(48) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 79 filed with the SEC on December 22, 2015 (“Post-Effective Amendment No. 79”).

(49)	Articles Supplementary, dated March 28, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(49) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 83 filed with the SEC on April 15, 2016 (“Post-Effective Amendment No. 83”).

(50)	Articles Supplementary, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 86 filed with the SEC on July 14, 2016 (“Post-Effective Amendment No. 86”).

(51)	Articles of Amendment, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(51) of Post-Effective Amendment No. 86.

(52)	Articles Supplementary, dated September 20, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 89 filed with the SEC on October 7, 2016 (“Post-Effective Amendment No. 89”).

(53)	Articles Supplementary, dated December 15, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 90 filed with the SEC on December 21, 2016 (“Post-Effective Amendment No. 90”).

(54)	Articles of Amendment, dated February 28 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(54) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 95 filed with the SEC on May 5, 2017 (“Post-Effective Amendment No. 95”).

(55)	Articles Supplementary, dated June 15, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 97 filed with the SEC on August 30, 2017 (“Post-Effective Amendment No. 97”).

(56)	Articles Supplementary, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(56) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 100 filed with the SEC on February 28, 2018 (“Post-Effective Amendment No. 100”).

(57)	Articles of Amendment, dated December 14, 2017, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(57) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 102 filed with the SEC on October 5, 2018 (“Post-Effective Amendment No. 102”).

(58)	Article Supplementary, dated September 18, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(58) of Post-Effective Amendment No. 102.

(59)	Articles of Amendment, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(59) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 105 filed with the SEC on February 14, 2019 (“Post-Effective Amendment No. 105”).

(60)	Articles Supplementary, dated December 13, 2018, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(60) of Post-Effective Amendment No. 105.

(61)	Articles of Amendment, dated March 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(61) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A ((Nos. 33-22884/811-05577) No. 111 filed with the SEC on February 26, 2021 (“Post-Effective Amendment No. 111”).

	(62)	Articles Supplementary, dated September 10, 2020, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(62) of Post-Effective Amendment No. 111.

	(63)	Articles Supplementary, dated October 13, 2021, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(63) of Post-Effective Amendment No. 112.

	(64)	Articles of Amendment dated March 9, 2022, to Articles of Incorporation are filed herewith as Exhibit (a)(64).

(b)	(1)	By-Laws of Registrant as amended on March 9, 2022, are filed herewith as Exhibit (b)(1).

See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 22, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 25, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 22, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 11, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44;Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 45; Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 50; Articles Supplementary, dated December 15, 2010, which are incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 52; Articles Supplementary to Articles of Incorporation, dated June 3, 2011, which are incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 55; Articles Supplementary to Articles of Incorporation, dated June 27, 2012, which are incorporated by reference to Exhibit (a)(38) to Post-Effective Amendment No. 58; Articles Supplementary to Articles of Incorporation, dated June 5, 2013, which are incorporated by reference to Exhibit (a)(39) to Post-Effective Amendment No. 62; Articles Supplementary to Articles of Incorporation, dated June 12, 2014, which are incorporated by reference to Exhibit (a)(41) to Post-Effective Amendment No. 64; Articles Supplementary to Articles of Incorporation, dated August 7, 2014, which are incorporated by reference to Exhibit (a)(42) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated September 17, 2014, which are incorporated by reference to Exhibit (a)(43) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, dated April 21, 2015, which are incorporated by reference to Exhibit (a)(44) of Post-Effective Amendment No. 75; Articles Supplementary to Articles of Incorporation, dated June 11, 2015, which are incorporated by reference to Exhibit (a)(46) of Post-Effective Amendment No. 76; Articles Supplementary to Articles of Incorporation, dated September 10, 2015, which are incorporated by reference to Exhibit (a)(47) of Post-Effective Amendment No. 78; Articles Supplementary to Articles of Incorporation, dated December 23, 2015, which are incorporated by reference to Exhibit (a)(48) of Post-Effective Amendment No. 79; Articles Supplementary to Articles of Incorporation, dated March 28, 2016, which are incorporated by reference to Exhibit (a)(49) of Post-Effective Amendment No. 83; Articles Supplementary to Articles of Incorporation, dated June 16, 2016, which are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment No. 86; Articles Supplementary to Articles of Incorporation, dated September 20, 2016, which are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment No. 89; Articles Supplementary to Articles of Incorporation, dated December 15, 2016, which are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment No. 90; Articles Supplementary to Articles of Incorporation, dated June 15, 2017, which are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment No. 97; Articles Supplementary to Articles of Incorporation, dated December 14, 2017, which are incorporated herein by reference to Exhibit (a)(56) of Post-Effective Amendment No. 100; Articles Supplementary to Articles of Incorporation, dated September 18, 2018, which are incorporated herein by reference to Exhibit (a)(58) of Post-Effective Amendment No. 102; Articles Supplementary to Articles of Incorporation, dated December 13, 2018, which are incorporated herein by reference to Exhibit (a)(60) of Post-Effective Amendment No. 105; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

(c)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

	(3)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 27.

	(4)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 32”).

	(5)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 32.

	(6)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 39.

	(7)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 39.

	(8)	Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40.

	(9)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 43.

	(10)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 43.

	(11)	Amendment to Investment Advisory Agreements, dated as of January 1, 2007, among the Registrant, Glenmede Advisers, Inc., and Glenmede Investment Management LP, relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income (formerly, Intermediate Government), Strategic Equity (formerly, Equity), International, Large Cap Value

(formerly, Model Equity), U.S. Emerging Growth (formerly, Small Capitalization Growth), Small Cap Equity (formerly, Small Capitalization Equity), Large Cap Growth, Large Cap 100, Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 44.

(12)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 50.

(13)	Investment Advisory Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP, relating to the International Secured Options Portfolio is incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 58.

(14)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 79.

(15)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 79.

(16)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 79.

(17)	Investment Advisory Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2016 (“Post-Effective Amendment No. 84”).

(18)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 90.

(19)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on November 13, 2017 (“Post-Effective Amendment No. 98”).

(20)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 98.

(21)	Amendment No. 1, dated May 9, 2022, to Investment Advisory Agreement between Registrant and Glenmede Investment Management, L.P. relating to the High Yield Municipal Portfolio is filed herewith as Exhibit (d)(21).

(22)	Sub-Investment Advisory Agreement dated May 9, 2022, between Glenmede Investment Management, L.P., and AllianceBernstein L.P. is filed herewith as Exhibit (d)(22).

(23)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio are incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 112.

(24)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio, are incorporated herein by reference to Exhibit (d)(24) of Post-Effective No. 112.

(25)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio, are incorporated herein by reference to Exhibit (d)(25) of Post- Effective No. 112.

(26)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio, are incorporated herein by reference to Exhibit (d)(26) of Post-Effective No.112.

(27)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio, are incorporated herein by reference to Exhibit (d)(27) of Post-Effective No. 112.

(28)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Quantitative International Equity Portfolio, are incorporated herein by reference to Exhibit (d)(28) of Post-Effective No. 112.

(29)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio, are incorporated herein by reference to Exhibit (d)(29) of Post-Effective No. 112.

(30)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Global Secured Options Portfolio, are incorporated herein by reference to Exhibit (d)(30) of Post-Effective No. 112.

(31)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio, are incorporated herein by reference to Exhibit (d)(31) of Post-Effective No. 112.

(32)	Contractual Fee Waiver Agreement, dated February 1, 2022, between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio, are incorporated herein by reference to Exhibit (d)(32) of Post-Effective No. 112.

(e	)	(1)	Distribution Agreement, dated March 31, 2020, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 111.

		(2)	Distribution Agreement, dated September 30, 2021, by and between the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(2) of Post-Effective No. 112.

(f	)		Not Applicable.

(g	)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33.

		(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33.

		(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 36.

		(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

		(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43.

		(6)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 33.

		(7)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 37.

		(8)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 43.

		(9)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 50.

(10)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(10) of Post-Effective Amendment No. 50.

(11)	Fifth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(13) of Post-Effective Amendment No. 58.

(12)	Fifth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 58.

(13)	Sixth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 62.

(14)	Seventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(18) of Post-Effective Amendment No. 79.

(15)	Eighth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(19) of Post-Effective Amendment No. 79.

(16)	Eighth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(20) of Post-Effective Amendment No. 84.

(17)	Ninth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(21) of Post-Effective Amendment No. 84.

(18)	Ninth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(22) of Post-Effective Amendment No. 90.

(19)	Tenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(23) of Post-Effective Amendment No. 90.

(20)	Tenth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and

Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (g)(24) of Post-Effective Amendment No. 98.

	(21)	Eleventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (g)(25) of Post-Effective Amendment No. 98.

(h)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 37.

	(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43.

	(4)	Amended and Restated Shareholder Servicing Plan and related Agreement, dated September 26, 2006, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 43.

	(5)	Securities Lending Agency Agreement, dated September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 43.

	(6)	Amendment No. 1 to Securities Lending Agency Agreement, dated as of February 28, 2004, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43.

	(7)	Amendment No. 2 to Securities Lending Agency Agreement, dated as of September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43.

	(8)	Securities Lending Authorization Agreement, dated as of September 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 45.

	(9)	Termination and Renewal Agreement, dated as of August 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 45.

	(10)	First Amendment to Securities Lending Authorization Agreement, dated as of October 15, 2009, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 47 to the Registrant’s

Registration Statement on Form N-1A (Nos. 33-22884/811-05577) filed with the SEC on December 17, 2009 (“Post-Effective Amendment No. 47”).

(11)	Securities Lending and Services Agreement, dated as of October 15, 2009, between the Registrant, on behalf of its Long/Short Portfolio and Total Market Portfolio and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 47.

(12)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 50.

(13)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 50.

(14)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 50.

(15)	Purchasing Fund Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 53. filed with the SEC on February 25, 2011.

(16)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 58.

(17)	Fifth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 58.

(18)	Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 58.

(19)	Seventh Amendment to the Administration Agreement, dated July 14, 2015, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 78.

(20)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(27) of Post-Effective Amendment No. 79.

(21)	Eighth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is

incorporated herein by reference to Exhibit (h)(28) of Post-Effective Amendment No. 79.

(22)	Sixth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio and Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 79.

(23)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 84.

(24)	Ninth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (h)(31) of Post-Effective Amendment No. 84.

(25)	Seventh Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(32) of Post-Effective Amendment No. 89.

(26)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(33) of Post-Effective Amendment No. 90.

(27)	Tenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 90.

(28)	Eighth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 90.

(29)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(36) of Post-Effective Amendment No. 98.

(30)	Eleventh Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (h)(37) of Post-Effective Amendment No. 98.

(31)	Ninth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 97.

(32)	Tenth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value

Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (h)(39) of Post-Effective Amendment No. 98.

	(33)	Second Amendment to Securities Lending and Services Agreement, dated as of December 20, 2017, between the Registrant, on behalf of its Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 107 filed with the SEC on February 28, 2019.

	(34)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 111.

	(35)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective No. 112.

	(36)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, SPDR S&P 500 ETF Trust and SPDR Down Jones Industrial Average ETF Trust is incorporated herein by reference to Exhibit (h)(36) of Post-Effective No. 112.

	(37)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust is incorporated herein by reference to Exhibit (h)(37) of Post-Effective No. 112.

	(38)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant and The Select Sector SPDR Trust is incorporated herein by reference to Exhibit (h)(38) of Post-Effective No. 112.

	(39)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Malvern Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds and Vanguard STAR Funds is incorporated herein by reference to exhibit (h)(39) of Post-Effective No. 112.

	(40)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust is incorporated herein by reference to exhibit (h)(40) of Post-Effective No. 112.

	(41)	Amended and Restated Shareholder Servicing Plan and related Agreement is filed herewith as Exhibit (h)(41).

	(42)	Fund of Funds Investment Agreement dated January 19, 2022 between the Registrant, on behalf of the Glenmede Secured Options Portfolio and First Trust Alternative Opportunities Fund is filed herewith as Exhibit (h)(42).

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement

on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 (“Post-Effective Amendment No. 25”).

(2)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 29.

(3)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 36.

(4)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 42.

(5)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 50.

(6)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 52.

(7)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 58.

(8)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 65.

(9)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 76.

(10)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 79.

(11)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 84.

(12)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 86.

(13)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(13) of Post-Effective Amendment No. 90.

(14)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(14) of Post-Effective Amendment No. 98.

(15)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(15) of Post-Effective Amendment No. 102.

	(16)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(16) of Post-Effective Amendment No. 105.

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP is filed herewith.

(k)		Not Applicable.

(l)	(1)	Purchase Agreement, dated February 27, 2004, between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l)(2) of Post-Effective Amendment No. 39.

	(2)	Purchase Agreement, dated September 26, 2006, between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (l)(3) of Post-Effective Amendment No. 43.

	(3)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Secured Options Portfolio is incorporated herein by reference to Exhibit (l)(4) of Post-Effective Amendment No. 50.

	(4)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (l)(7) of Post-Effective Amendment No. 58.

	(5)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Women in Leadership U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(9) of Post-Effective Amendment No. 79.

	(6)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(10) of Post-Effective Amendment No. 79.

	(7)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (l)(11) of Post-Effective Amendment No. 79.

	(8)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Short Term Tax Aware Fixed Income Portfolio, is incorporated herein by reference to Exhibit (l)(12) of Post-Effective Amendment No. 84.

	(9)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Equity Income Portfolio, is incorporated herein by reference to Exhibit (l)(13) of Post-Effective Amendment No. 90.

	(10)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Large Cap Value Equity Portfolio is incorporated herein by reference to Exhibit (l)(14) of Post-Effective Amendment No. 98.

	(11)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (l)(15) of Post-Effective Amendment No. 98.

(m)		Not Applicable.

(n)	(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 18, 2013 is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 62.

	(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Large Cap Core Portfolio and Large Cap Growth Portfolio, dated June 11, 2015, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 76.

	(3)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Secured Options Portfolio, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(4) of Post-effective Amendment No. 86.

	(4)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Quantitative U.S. Long/Short Equity Portfolio, dated December 14, 2018, is incorporated herein by reference to Exhibit (n)(5) of Post-effective Amendment No. 105.

(o)		Reserved.

(p)	(1)	Revised Code of Ethics of The Glenmede Fund, Inc. and The Glenmede Portfolios is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 79.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 62.

	(3)	Code of Ethics of AllianceBernstein L.P. is filed herewith as Exhibit (p)(3).

(q)	(1)	Powers of Attorney for H. Franklin Allen, Susan W. Catherwood, William L. Cobb, Jr., Andrew Phillips, Mary Ann B. Wirts and Harry Wong are filed herewith as Exhibit (q)(1).

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 30.	Indemnification

Reference is made to Article Ten of the Registrant’s Amended and Restated Article of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

(a)	Glenmede Investment Management LP

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2019, as well as the capacity in which such person was connected.

Name and Position with Glenmede Investment Management LP	Business Address of other Company	Connection with other Company
Gordon B. Fowler, Managing Director Chief Executive Officer	The Glenmede Trust Company, N.A.	President, Chief Executive Officer, Chief Investment Officer and Board Member
	Church Pension Fund	Trustee
	Curtis Institute of Music	Trustee
	Widows Corporation	Trustee
	St. James School	Director

Peter Zuleba, Managing Director Director of Investment Management	The Glenmede Trust Company, N.A.	Managing Director and Director of Investment Management
	Philadelphia Health Partnership	Board Member

Raj Tewari, Managing Director Chief Operating Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Operating Officer
	Philadelphia Futures	Board Member

(b)	AllianceBernstein L.P.

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Item 32.	Principal Underwriters

(a)	Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	American Trust Allegiance Fund, Series of Advisors Series Trust
2.	Capital Advisors Growth Fund, Series of Advisors Series Trust
3.	Chase Growth Fund, Series of Advisors Series Trust
4.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.	Edgar Lomax Value Fund, Series of Advisors Series Trust
6.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.	Huber Large Cap Value Fund, Series of Advisors Series Trust
10.	Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.	Huber Small Cap Value Fund, Series of Advisors Series Trust
13.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
15.	PIA BBB Bond Fund, Series of Advisors Series Trust
16.	PIA High Yield Fund, Series of Advisors Series Trust
17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.	PIA MBS Bond Fund, Series of Advisors Series Trust
19.	PIA Short-Term Securities Fund, Series of Advisors Series Trust
20.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
21.	Poplar Forest Partners Fund, Series of Advisors Series Trust
22.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
23.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust
24.	Pzena International Value Fund, Series of Advisors Series Trust
25.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
26.	Pzena Small Cap Value Fund, Series of Advisors Series Trust
27.	Reverb ETF, Series of Advisors Series Trust
28.	Scharf Fund, Series of Advisors Series Trust
29.	Scharf Global Opportunity Fund, Series of Advisors Series Trust
30.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
31.	Semper MBS Total Return Fund, Series of Advisors Series Trust
32.	Semper Short Duration Fund, Series of Advisors Series Trust
33.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.	The Aegis Funds

37.	Allied Asset Advisors Funds
38.	Angel Oak Funds Trust
39.	Angel Oak Strategic Credit Fund
40.	Barrett Opportunity Fund, Inc.
41.	Bridges Investment Fund, Inc.
42.	Brookfield Investment Funds
43.	Buffalo Funds
44.	Cushing® Mutual Funds Trust
45.	DoubleLine Funds Trust
46.	EA Series Trust (f/k/a Alpha Architect ETF Trust)
47.	Ecofin Tax-Advantaged Social Impact Fund, Inc.
48.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
51.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
53.	AAM Transformers ETF, Series of ETF Series Solutions
54.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
56.	Aptus Defined Risk ETF, Series of ETF Series Solutions
57.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.	Blue Horizon BNE ETF, Series of ETF Series Solutions
60.	BTD Capital Fund, Series of ETF Series Solutions
61.	Carbon Strategy ETF, Series of ETF Series Solutions
62.	ClearShares OCIO ETF, Series of ETF Series Solutions
63.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
64.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
65.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
66.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
67.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions
69.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
70.	Hoya Capital Housing ETF, Series of ETF Series Solutions
71.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
72.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions
73.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
74.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
75.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions
76.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
77.	Loncar China BioPharma ETF, Series of ETF Series Solutions
78.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
79.	Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
80.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
81.	Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
82.	Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
83.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
84.	Opus Small Cap Value ETF, Series of ETF Series Solutions
85.	PSYK ETF, Series of ETF Series Solutions
86.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
87.	The Acquirers Fund, Series of ETF Series Solutions
88.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions

89.	U.S. Global JETS ETF, Series of ETF Series Solutions
90.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.	US Vegan Climate ETF, Series of ETF Series Solutions
92.	First American Funds, Inc.
93.	FundX Investment Trust
94.	The Glenmede Fund, Inc.
95.	The Glenmede Portfolios
96.	The GoodHaven Funds Trust
97.	Greenspring Fund, Incorporated
98.	Harding, Loevner Funds, Inc.
99.	Hennessy Funds Trust
100.	Horizon Funds
101.	Hotchkis & Wiley Funds
102.	Intrepid Capital Management Funds Trust
103.	Jacob Funds Inc.
104.	The Jensen Quality Growth Fund Inc.
105.	Kirr, Marbach Partners Funds, Inc.
106.	Core Alternative ETF, Series of Listed Funds Trust
107.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
108.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
109.	LKCM Funds
110.	LoCorr Investment Trust
111.	Lord Asset Management Trust
112.	MainGate Trust
113.	ATAC Rotation Fund, Series of Managed Portfolio Series
114.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
115.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
116.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
117.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
119.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
120.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
121.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
122.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
123.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
124.	Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
126.	Kensington Managed Income Fund, Series of Managed Portfolio Series
127.	LK Balanced Fund, Series of Managed Portfolio Series
128.	Muhlenkamp Fund, Series of Managed Portfolio Series
129.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
130.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
131.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
132.	Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.	Reinhart International PMV Fund, Series of Managed Portfolio Series
137.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
139.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
140.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series

141.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series
142.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series
143.	Argent Small Cap Fund, Series of Manager Directed Portfolios
144.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
145.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
147.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
148.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios
149.	Matrix Advisors Funds Trust
150.	Matrix Advisors Value Fund, Inc.
151.	Monetta Trust
152.	Nicholas Equity Income Fund, Inc.
153.	Nicholas Fund, Inc.
154.	Nicholas II, Inc.
155.	Nicholas Limited Edition, Inc.
156.	Permanent Portfolio Family of Funds
157.	Perritt Funds, Inc.
158.	Procure ETF Trust II
159.	Professionally Managed Portfolios
160.	Prospector Funds, Inc.
161.	Provident Mutual Funds, Inc.
162.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.	Aquarius International Fund, Series of The RBB Fund, Inc.
166.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
168.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
169.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
170.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
171.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
172.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
173.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
174.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
175.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
176.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
177.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
178.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
179.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
180.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
181.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
182.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
183.	SGI Global Equity Fund, Series of The RBB Fund, Inc.
184.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.
185.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
186.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
187.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
188.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
189.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
190.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
191.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.

192.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
193.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.
194.	The RBB Fund Trust
195.	RBC Funds Trust
196.	Series Portfolios Trust
197.	Thompson IM Funds, Inc.
198.	TrimTabs ETF Trust
199.	Trust for Advised Portfolios
200.	Barrett Growth Fund, Series of Trust for Professional Managers
201.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
202.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
203.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
204.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
205.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
206.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
207.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
208.	Jensen Quality Value Fund, Series of Trust for Professional Managers
209.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
210.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
211.	USQ Core Real Estate Fund
212.	Wall Street EWM Funds Trust
213.	Wisconsin Capital Funds, Inc.

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None None

Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President

Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Chief Compliance Officer	None

Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President/Chief Compliance Officer/Treasurer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Rules thereunder will be maintained at the offices of:

(1)	Glenmede Investment Management LP

One Liberty Place

1650 Market Street, Suite 1200

Philadelphia, Pennsylvania 19103

(records relating to its functions as investment advisor)

(2)	AllianceBernstein L.P.

501 Commerce Street

Nashville, TN 37203

(records relating to its functions as sub-investment advisor to the High Yield Municipal Portfolio)

(3)	State Street Bank and Trust Company

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(records relating to its functions as custodian, administrator, transfer agent, dividend disbursing agent, securities lending agent and short sales lending agent)

(4)	Quasar Distributors, LLC

111 East Kilbourn Avenue

Suite 2200

Milwaukee, WI 53202

(records relating to its functions as distributor)

(5)	Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, Pennsylvania 19103-6996

(Registrant’s minute books)

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

(a)

Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ right to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

(b)	Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 113 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 28th day of December, 2022.

THE GLENMEDE FUND, INC.

By	/s/ Kent E. Weaver
Kent E. Weaver
President
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 113 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28thday of December 2022.

Signature	Title	Date

* William L. Cobb, Jr.	Chairman	December 28, 2022

/s/ Kent E. Weaver Kent E. Weaver	President (Chief Executive Officer)	December 28, 2022

* H. Franklin Allen, Ph.D.	Director	December 28, 2022

* Susan W. Catherwood	Director	December 28, 2022

* Mary Ann B. Wirts	Director	December 28, 2022

* Harry Wong	Director	December 28, 2022

* Andrew Phillips	Director	December 28, 2022

Christopher E. McGuire	(Chief Financial Officer and Principal Financial Officer)	December 28, 2022

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Exhibit No.

(a)	(64)	Articles of Amendment

(b)	(1)	Amended By-Laws

(d)	(21)	Amendment to Investment Advisory Agreement relating to the High Yield Municipal Portfolio

(d)	(22)	Sub-Investment Advisory Agreement

(h)	(41)	Amended and Restated Shareholder Servicing Plan

(h)	(42)	Fund of Fund Investment Agreement on behalf of the Glenmede Secured Options Portfolio with First Trust Alternative Opportunities Fund

(j)	(1)	Consent of Faegre Drinker Biddle & Reath LLP

(p)	(3)	Code of Ethics of AllianceBernstein L.P.

(q)	(1)	Powers of Attorney